4. STOCKHOLDERS' EQUITY (Details 1) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Number of stock options outstanding - at ending	392,587
Weighted average contractual term - At End	8 years 1 month 25 days
Option
Number of stock options outstanding - at beginning	94,138	94,378
Number of Shares options granted	506,600
Number of Shares options cancelled	(208,151)	(240)
Number of stock options outstanding - at ending	392,587	94,138
Weighted average exercise price options outstanding- At Beginning	$ 15.97	$ 15.98
Weighted average exercise price - shares granted minimum	$ 0.27
Weighted average exercise price - shares granted maximum	$ 1.20
Weighted average exercise price - cancelled or expired minimum	$ 0.55	$ 13.75
Weighted average exercise price - cancelled or expired maximum	$ 13.75	$ 13.75
Weighted average exercise price options outstanding - At End	$ 4.56	$ 15.97
Weighted average contractual term - At Beginning	4 years 6 months	5 years 5 months 29 days
Weighted average contractual term - At End	8 years 1 month 25 days	4 years 6 months